Long-Term Notes Payable, Net - Schedule of Notes Payable Outstanding (Details) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Feb. 07, 2014	Jan. 03, 2014
Debt principal amount		$ 8,489,036		$ 2,076,000
Conversion price per share		$ 0.625	$ 0.625
2008 Unsecured Promissory Note [Member]
Unsecured promissory note	100,000	100,000
Repayment of unsecured debt	45,000	45,000
Repayment of Unsecured debt by monthly payments	10,000	10,000
Debt interest amount	15,000	15,000
Debt maturity date	Feb. 07, 2014	Feb. 07, 2014
2009 Non-Mandatorily Convertible, Unsecured Note [Member]
Unsecured promissory note	500,000	500,000
Debt maturity date	Feb. 07, 2014	Feb. 07, 2014
Issuance of preferred stock series B for warrants purchase	222,222	222,222
Percentage of accrued debt interest	8.00%	8.00%
Conversion price per share	$ 0.45	$ 0.45
2013 Bridge Loan [Member]
Debt principal amount	3,180,806	3,180,806
Percentage of accrued debt interest	10.00%	10.00%
Debt outstanding amount	2,621,195	2,621,195
Additional issuance of debt principal amount	559,611	559,611
Accrued interest	467,438	467,438
Accrued interest for debt	4,840,792	4,840,792
debt due date	due in 2014	due in 2014
2014 Bridge Loan [Member]
Debt principal amount	$ 2,076,000	$ 2,076,000
Percentage of accrued debt interest	10.00%	10.00%
debt due date	due in 2014	due in 2014